Schedule of investments
Delaware Ivy VIP Pathfinder Aggressive
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.51%
Delaware Ivy VIP Core Equity Class II	594,709	$ 9,890,005
Delaware Ivy VIP Corporate Bond Class II	1,199,245	6,248,068
Delaware Ivy VIP Global Equity Income Class II	1,349,471	8,596,132
Delaware Ivy VIP Growth Class II	821,508	11,073,920
Delaware Ivy VIP High Income Class I	49,831	164,443
Delaware Ivy VIP International Core Equity Class II	612,729	10,422,517
Delaware Ivy VIP Limited-Term Bond Class II	655,644	3,120,865
Delaware Ivy VIP Mid Cap Growth Class I	334,881	5,170,569
Delaware Ivy VIP Small Cap Core Class II	53,125	839,378
Delaware Ivy VIP Small Cap Growth Class I	83,506	850,094
Delaware Ivy VIP Value Class II	1,086,886	8,966,805
Total Affiliated Mutual Funds (cost $64,083,833)		65,342,796

Short-Term Investments — 0.49%
Money Market Mutual Fund — 0.49%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	321,487	321,487
Total Short-Term Investments (cost $321,487)		321,487

Total Value of Securities—100.00% (cost $64,405,320)		65,664,283
Liabilities Net of Receivables and Other Assets—(0.00%)		(1,507)
Net Assets Applicable to 12,951,832 Shares Outstanding—100.00%		$65,662,776
NQ-IV045 [3/22] 5/22 (2218189)    1